Share Based Payments (Tables)	12 Months Ended
Jun. 30, 2023
Share Based Payments [Abstract]
Schedule of Options Granted	Information with respect to the number of options granted under the 2004 ASX Plan and 2018 ADS Plan as follows:
	Years Ended June 30,
	2023		2022		2021
	Number of Options	Weighted Average Exercise Price (A$)	Number of Options	Weighted Average Exercise Price (A$)	Number of Options	Weighted Average Exercise Price (A$)
Beginning of the year	184,692,720	0.05	160,542,720	0.09	21,550,000	0.10
Issued during the year	-	-	45,150,000	0.04	140,392,720	0.05
Exercised during the year	-	-	-	-	-	-
Expired during the year	(13,150,000)	0.11	(7,000,000)	0.07	-
Forfeited during the year	(1,500,000)	0.02	(14,000,000)	0.09	(1,400,000)	0.11

Outstanding at year end	170,042,720	0.05	184,692,720	0.05	160,542,720	0.06

Vested and Exercisable at year end	87,280,755	0.06	60,150,000	0.09	69,150,000	0.09

Schedule of Options Outstanding	Options outstanding at the end of the year have the following expiry date and exercise prices:
Series	Grant Date	Expiry Date	Exercise Price	Share options	Share options
			$A	2023	2022
PBTAAA	December 18, 2017	December 14, 2022	0.11	-	12,450,000
PBTAI	February 1, 2018	January 31, 2023	0.08	-	700,000
ATHAAB	September 18, 2020	September 17, 2025	0.09	35,000,000	35,000,000
ATHAAD	January 7, 2021	January 6, 2026	0.03	91,392,720	91,392,720
ATHAAE	November 29, 2021	November 29, 2026	0.04	19,250,000	19,250,000
ATHAAF	July 31, 2021	July 31, 2024	0.07	12,000,000	12,000,000
ATHAAG	November 21, 2021	November 29, 2026	0.02	12,400,000	13,900,000
			Total	170,042,720	184,692,720

Weighted average remaining contractual life of options outstanding at end of period.				2.53 years	3.32 years

Schedule of Valuations of Options Approved and Issued	The model inputs for the valuations of options approved and issued during the current and previous financial years are as follows:
Series	Grant Date	Exercise Price per Share	Share Price at Grant Date	Expected Share Price Volatility	Years to Expiry	Dividend Yield	Risk-free Interest Rate	Fair Value per Options
		A$	A$					A$
PBTAS	June 7, 2017	0.07	0.05	100.00%	5.00	0%	1.97%	0.034
PBTAAA	December 18, 2017	0.11	0.07	100.00%	5.00	0%	2.38%	0.047
PBTAI	February 1, 2018	0.08	0.06	100.00%	5.00	0%	2.24%	0.038
ATHAAB	September 18, 2020	0.09	0.05	98.00%	5.00	0%	0.43%	0.032
ATHAAD	January 7, 2021	0.03	0.032	139.52%	5.00	0%	0.38%	0.028
ATHAAE	November 29, 2021	0.04	0.025	138.47%	5.00	0%	1.35%	0.021
ATHAAF	July 31, 2021	0.07	0.034	169.42%	3.00	0%	0.13%	0.027
ATHAAG	November 29, 2021	0.02	0.024	138.47%	5.00	0%	1.35%	0.021

Schedule of Shares Issued under Stock Option Plan	Information with respect to the number of shares issued under the stock option plan as follows:
	Years Ended June 30,
	2023	2022	2021
	Number of Shares	Number of Shares	Number of Shares
Beginning of the year	13,277,715	13,277,715	13,277,715
Issued during the year	-	-	-

End of the financial year	13,277,715	13,277,715	13,277,715